Annual Total Returns [BarChart] - Natixis Sustainable Future 2055 Fund - Class N	Jun. 01, 2021
Bar Chart Table:
Annual Return 2018	(6.01%)
Annual Return 2019	25.51%
Annual Return 2020	16.48%